WRL Letterhead

May 5, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:           Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Freedom Equity Protector (File No. 33-31140)

Filer CIK No.:  0000778209

Dear Sir or Madam:

On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the forms of Prospectus and Statement of Additional Information dated May 1, 2014 for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the forms of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2014 via EDGAR.

                                         Sincerely,

                                             /s/ Gayle A. Morden
             Gayle A. Morden
                                                                                                          Manager, Registered Products & Distribution

Attachment
cc:  Arthur D. Woods
      Mary Jane Wilson-Bilik, Esq.
      Priscilla Hechler